Borrowings - Summary of Borrowings (Detail) ¥ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Less: Current portion	₩ (1,185,725)			₩ (1,368,481)
Borrowings	₩ 7,298,867			6,648,293
Nov 01, 2024 [memebr]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov 01, 2024
Annual interest rates adjustment rate	0.98%	0.98%	0.98%
July 19, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 19, 2022
July 19, 2024 [memeber]
Disclosure of detailed information about borrowings [line items]
Maturity	July 19, 2024
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 7,319,647
Gross carrying amount [member] | Sept. 07, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 07, 2034
Annual interest rates	6.50%	6.50%	6.50%
Gross carrying amount [member] | Apr. 22, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 22, 2019
Gross carrying amount [member] | July 18, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 18, 2026
Annual interest rates	2.50%	2.50%	2.50%
Gross carrying amount [member] | Aug 07, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug 07, 2022
Annual interest rates	2.63%	2.63%	2.63%
Gross carrying amount [member] | Aug 23, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug 23, 2020
Annual interest rates description	LIBOR(3M)+0.40%
Annual interest rates adjustment rate	0.40%	0.40%	0.40%
Gross carrying amount [member] | Aug 23, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug 23, 2023
Annual interest rates description	LIBOR(3M)+0.90%
Annual interest rates adjustment rate	0.90%	0.90%	0.90%
Gross carrying amount [member] | Nov 01, 2024 [memebr]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+0.98%
Gross carrying amount [member] | July 06, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 06, 2020
Annual interest rates	0.31%	0.31%	0.31%
Gross carrying amount [member] | July 06, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 06, 2021
Annual interest rates	0.38%	0.38%	0.38%
Gross carrying amount [member] | Nov 13, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov 13, 2020
Annual interest rates	0.30%	0.30%	0.30%
Gross carrying amount [member] | July 19, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.22%	0.22%	0.22%
Gross carrying amount [member] | July 19, 2024 [memeber]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.33%	0.33%	0.33%
Gross carrying amount [member] | Apr. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 26, 2021
Annual interest rates	4.71%	4.71%	4.71%
Gross carrying amount [member] | Aug. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 26, 2021
Annual interest rates	4.09%	4.09%	4.09%
Gross carrying amount [member] | Oct. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 28, 2021
Annual interest rates	4.31%	4.31%	4.31%
Gross carrying amount [member] | Dec. 22, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 22, 2021
Annual interest rates	4.09%	4.09%	4.09%
Gross carrying amount [member] | Dec. 22, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 22, 2031
Annual interest rates	4.27%	4.27%	4.27%
Gross carrying amount [member] | Apr. 10, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 10, 2023
Annual interest rates	2.95%	2.95%	2.95%
Gross carrying amount [member] | Apr. 10, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 10, 2033
Annual interest rates	3.17%	3.17%	3.17%
Gross carrying amount [member] | Sept. 16, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 16, 2020
Annual interest rates	3.65%	3.65%	3.65%
Gross carrying amount [member] | June 26, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 26, 2019
Gross carrying amount [member] | June 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 26, 2024
Annual interest rates	3.42%	3.42%	3.42%
Gross carrying amount [member] | June 26, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 26, 2034
Annual interest rates	3.70%	3.70%	3.70%
Gross carrying amount [member] | Sept. 02, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 02, 2019
Gross carrying amount [member] | Sept. 02, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 02, 2024
Annual interest rates	3.31%	3.31%	3.31%
Gross carrying amount [member] | Sept. 02, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 02, 2034
Annual interest rates	3.55%	3.55%	3.55%
Gross carrying amount [member] | Jan. 29, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2020
Annual interest rates	2.26%	2.26%	2.26%
Gross carrying amount [member] | Jan. 29, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2025
Annual interest rates	2.45%	2.45%	2.45%
Gross carrying amount [member] | Jan. 29, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2035
Annual interest rates	2.71%	2.71%	2.71%
Gross carrying amount [member] | Jan. 28, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2019
Gross carrying amount [member] | Jan. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2021
Annual interest rates	1.95%	1.95%	1.95%
Gross carrying amount [member] | Jan. 28, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2026
Annual interest rates	2.20%	2.20%	2.20%
Gross carrying amount [member] | Jan. 28, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2036
Annual interest rates	2.35%	2.35%	2.35%
Borrowings	₩ 70,000			70,000
Gross carrying amount [member] | Jan. 29, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2021
Annual interest rates	2.55%	2.55%	2.55%
Borrowings	₩ 110,000			110,000
Gross carrying amount [member] | Jan. 30, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2023
Annual interest rates	2.75%	2.75%	2.75%
Borrowings	₩ 150,000			150,000
Gross carrying amount [member] | Jan. 30, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2028
Annual interest rates	2.95%	2.95%	2.95%
Borrowings	₩ 170,000			170,000
Gross carrying amount [member] | Jan. 30, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2038
Annual interest rates	2.93%	2.93%	2.93%
Borrowings	₩ 70,000			70,000
Gross carrying amount [member] | Jan, 14, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan, 14, 2022
Annual interest rates	2.05%	2.05%	2.05%
Gross carrying amount [member] | Jan, 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan, 15, 2024
Annual interest rates	2.09%	2.09%	2.09%
Gross carrying amount [member] | Jan, 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan, 15, 2029
Annual interest rates	2.16%	2.16%	2.16%
Gross carrying amount [member] | Jan, 14, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan, 14, 2039
Annual interest rates	2.21%	2.21%	2.21%
Gross carrying amount [member] | Oct, 11, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct, 11, 2022
Annual interest rates	1.55%	1.55%	1.55%
Gross carrying amount [member] | Oct, 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct, 11, 2024
Annual interest rates	1.58%	1.58%	1.58%
Gross carrying amount [member] | Oct, 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct, 11, 2029
Annual interest rates	1.62%	1.62%	1.62%
Gross carrying amount [member] | Oct, 11, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct, 11, 2039
Annual interest rates	1.67%	1.67%	1.67%
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Less: Current portion	₩ (1,052,032)			(880,940)
Discount on bonds	(20,780)			(20,056)
Borrowings	5,972,554			5,128,649
Debentures [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,045,366			6,029,645
Debentures [member] | Gross carrying amount [member] | Sept. 07, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	115,780	$ 100,000		111,810	$ 100,000
Debentures [member] | Gross carrying amount [member] | Apr. 22, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				391,335	350,000
Debentures [member] | Gross carrying amount [member] | July 18, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	463,120	400,000		447,240	400,000
Debentures [member] | Gross carrying amount [member] | Aug 07, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	463,120	400,000		447,240	400,000
Debentures [member] | Gross carrying amount [member] | Aug 23, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	231,560	200,000		223,620	200,000
Debentures [member] | Gross carrying amount [member] | Aug 23, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	115,780	100,000		111,810	$ 100,000
Debentures [member] | Gross carrying amount [member] | Nov 01, 2024 [memebr]
Disclosure of detailed information about borrowings [line items]
Borrowings	405,230	$ 350,000
Debentures [member] | Gross carrying amount [member] | July 06, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	42,539		¥ 4,000,000	40,527		¥ 4,000,000
Debentures [member] | Gross carrying amount [member] | July 06, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	170,155		16,000,000	162,109		16,000,000
Debentures [member] | Gross carrying amount [member] | Nov 13, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	319,041		30,000,000	303,954		¥ 30,000,000
Debentures [member] | Gross carrying amount [member] | July 19, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	314,787		29,600,000
Debentures [member] | Gross carrying amount [member] | July 19, 2024 [memeber]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,254		¥ 400,000
Debentures [member] | Gross carrying amount [member] | Apr. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	380,000			380,000
Debentures [member] | Gross carrying amount [member] | Aug. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	250,000			250,000
Debentures [member] | Gross carrying amount [member] | Oct. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures [member] | Gross carrying amount [member] | Dec. 22, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	90,000			90,000
Debentures [member] | Gross carrying amount [member] | Dec. 22, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	160,000			160,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	190,000			190,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures [member] | Gross carrying amount [member] | Sept. 16, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	300,000			300,000
Debentures [member] | Gross carrying amount [member] | June 26, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				170,000
Debentures [member] | Gross carrying amount [member] | June 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000			110,000
Debentures [member] | Gross carrying amount [member] | June 26, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				220,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	170,000			170,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	160,000			160,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	240,000			240,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			50,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				100,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	130,000			130,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			₩ 100,000
Debentures [member] | Gross carrying amount [member] | Jan, 14, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	220,000
Debentures [member] | Gross carrying amount [member] | Jan, 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000
Debentures [member] | Gross carrying amount [member] | Jan, 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000
Debentures [member] | Gross carrying amount [member] | Jan, 14, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	90,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	340,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 110,000